Summary of Significant Accounting Policies (Policies)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of preparation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

In the opinion of management, all adjustments considered necessary to present fairly the results of the interim periods have been included and consist only of normal and recurring adjustments. Certain information and footnote disclosures have been condensed or omitted as permitted under U.S. GAAP. As such, the information included in this Quarterly Report on Form 10-Q should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2020, included in our Annual Report on Form 10-K.

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of income, revenues and expenses during the reporting period. Actual results may differ from those estimates. The results for the interim periods are not necessarily indicative of results for the full year.

The precise extent to which the COVID-19 pandemic will impact our operational and financial performance will depend on various factors. To date, the pandemic has not materially impacted our financial performance and we do not believe it is reasonably likely to in the future. Due to the nature of our business, the effect of the COVID-19 pandemic may not be fully reflected in certain of our results of operations until future periods.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of income, revenues and expenses during the reporting period. Actual results may differ from those estimates.

The precise extent to which the COVID-19 pandemic will impact our operational and financial performance will depend on various factors. To date, the pandemic has not materially impacted our financial performance and we do not believe it is reasonably likely to in the future. Due to the nature of our business, the effect of the COVID-19 pandemic may not be fully reflected in certain of our results of operations until future periods.

Basis of consolidation

Basis of consolidation

The unaudited condensed consolidated financial statements include the accounts of Royalty Pharma and all majority-owned and controlled subsidiaries, as well as variable interest entities, where we are the primary beneficiary. We consolidate based upon evaluation of our power, through voting rights or similar rights, to direct the activities of another entity that most significantly impact the entity’s economic performance. For consolidated entities where we own or are exposed to less than 100% of the economics, we record Net income attributable to non-controlling interest in our unaudited condensed consolidated statements of comprehensive income equal to the percentage of the economic or ownership interest retained in such entities by the respective non-controlling parties.

Following management’s determination that a high degree of common ownership existed in Royalty Pharma both before and after the Exchange Date, Royalty Pharma recognized Old RPI’s assets and liabilities at the carrying value reflected on Old RPI’s balance sheet as of the Exchange Date.

Prior to the Exchange Offer Transactions, our only historical non-controlling interest was attributable to a de minimis interest in RPCT held by RPSFT. As a result of the Exchange Offer Transactions in February 2020, a new non-controlling interest was created related to the Legacy Investors Partnerships’ ownership of approximately 18% in Old RPI.

Following the consummation of our IPO in June 2020, two new non-controlling interests were created: (1) a non-controlling interest related to the Continuing Investors Partnerships’ ownership in RP Holdings through their ownership of the RP Holdings Class B Interests, which amounted to approximately 35% as of March 31, 2021 and (2) a non-controlling interest attributable to the RP Holdings Class C Special Interest held by EPA Holdings, an affiliate of the Manager. Income will not be allocated to the latter non-controlling interest until certain conditions are met, which we do not expect to occur for several years.

All intercompany transactions and balances have been eliminated in consolidation.

Basis of consolidation

The consolidated financial statements include the accounts of Royalty Pharma plc and all majority-owned and controlled subsidiaries, as well as variable interest entities, where we are the primary beneficiary. We consolidate based upon evaluation of our power, through voting rights or similar rights, to direct the activities of another entity that most significantly impact the entity’s economic performance. For consolidated entities where we own or are exposed to less than 100% of the economics, we record Net income attributable to non-controlling interest in our consolidated statements of comprehensive income equal to the percentage of the economic or ownership interest retained in such entities by the respective non-controlling parties.

Following management’s determination that a high degree of common ownership existed in RPI both before and after the Exchange Date, RPI recognized Old RPI’s assets and liabilities at the carrying value reflected on Old RPI’s balance sheet as of the Exchange Date.

Prior to the Exchange Offer Transactions, our only historical non-controlling interest was attributable to a de minimis interest in RPCT held by RPSFT. As a result of the Exchange Offer Transactions in February 2020, a new non-controlling interest was created related to the Legacy Investors Partnerships’ ownership of approximately 18% in Old RPI.

Following the consummation of our IPO in June 2020, two new non-controlling interests were created: (1) a non-controlling interest related to the Continuing Investors Partnerships’ ownership in RP Holdings through their ownership of the RP Holdings Class B Interests, which amounted to approximately 36% as of December 31, 2020, and (2) a non-controlling interest attributable to the RP Holdings Class C Special Interest held by EPA Holdings, an affiliate of the Manager. Income will not be allocated to the latter non-controlling interest until certain conditions are met, which we do not expect to occur for several years.

All intercompany transactions and balances have been eliminated in consolidation.

Adjustment to prior period presentation

In connection with the preparation of our condensed consolidated interim financial statements for the three months ended September 30, 2020, we identified an adjustment to the classification of our short-term investments on our consolidated balance sheets, as of December 31, 2019, based on the original maturity dates of the investments. The adjustment resulted in an increase of $37.5 million to Marketable securities and a corresponding decrease to Cash and cash equivalents on the consolidated balance sheet as of December 31, 2019. In addition, the adjustment resulted in an increase of $388.0 million and $350.5 million in cash activity related to Purchases of marketable securities and Proceeds from sales and maturities of marketable securities, respectively, within Net cash used in investing activities for the year ended December 31, 2019, with a net impact on net cash flow from investing of $37.5 million. The adjustment had no effect on our reported total income and revenues, consolidated net income, total assets, or shareholders’ equity for any period. In addition, the adjustment does not impact net cash provided by operating activities in any period. We evaluated the adjustment and determined that, based on quantitative and qualitative analysis, it was not material to the consolidated financial statements as of and for the year ended December 31, 2019.

Adjustment to prior period presentation

Adjustment to prior period presentation

In connection with the preparation of our condensed consolidated interim financial statements for the three months ended September 30, 2020, we identified an adjustment to the classification of our short-term investments on our consolidated balance sheet, as of December 31, 2019 based on the original maturity dates of the investments. The adjustment resulted in an increase of $88.8 million to Marketable securities and a corresponding decrease to Cash and cash equivalents on the consolidated balance sheet as of March 31, 2020. The adjustments resulted in an increase of $66.7 million and a decrease of $22.1 million in cash activity related to Purchases of marketable securities and Proceeds from sales and maturities of marketable securities, respectively, within Net cash used in investing activities for the three months ended March 31, 2020, with a net impact on net cash flow from investing of $88.8 million. We evaluated the adjustment and determined that, based on our quantitative and qualitative analysis, it was not material to the condensed consolidated financial statements as of and for the three months ended March 31, 2020.

Concentrations of credit risk

Concentrations of credit risk

Financial instruments that subject us to significant concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, financial royalty assets and receivables. Our cash management and investment policy limits investment instruments to investment-grade securities with the objective to preserve capital and to maintain liquidity until the funds are needed for operations. Our cash and cash equivalents and marketable securities balances as of March 31, 2021 and December 31, 2020 were held with State Street and Bank of America. Our primary operating accounts significantly exceed the FDIC limits.

The majority of our financial royalty assets and receivables arise from contractual royalty agreements that entitle us to royalties on the sales of underlying biopharmaceutical products in the United States, Europe and the rest of the world, with concentrations of credit risk limited due to the broad range of marketers responsible for paying royalties to us and the variety of geographies from which our royalties on product sales are derived. The products in which we hold royalties are marketed by leading industry participants, including, among others, AbbVie, Amgen, Bristol-Myers Squibb, Gilead, Johnson & Johnson, Lilly, Merck, Pfizer, Novartis, Biogen, Roche/Genentech and Vertex. As of March 31, 2021 and December 31, 2020, Vertex was the marketer and payor making up the largest balance of our current portion of Financial royalty assets, net, accounting for 28% and 27%, respectively, as the marketer and payor of our royalties on the cystic fibrosis franchise.

We monitor the financial performance and creditworthiness of the counterparties to our royalty agreements so that we can properly assess and respond to changes in their credit profile. To date, we have not experienced any significant losses with respect to the collection of income or revenue on our royalty assets.

Concentrations of credit risk

Financial instruments that subject us to significant concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, financial royalty assets and receivables. Our cash management and investment policy limits investment instruments to investment-grade securities with the objective to preserve capital and to maintain liquidity until the funds are needed for operations. Our cash and cash equivalents and marketable securities balances at December 31, 2020 and 2019 were held with State Street, Deutsche Bank and Bank of America. Our primary operating accounts significantly exceed the FDIC limits.

The majority of our financial royalty assets and receivables arise from contractual royalty agreements that entitle us to royalties on the sales of underlying biopharmaceutical products in the United States, Europe and the rest of the world, with concentrations of credit risk limited due to the broad range of marketers responsible for paying royalties to us and the variety of geographies from which our royalties on product sales are derived. The products in which we hold royalties are marketed by leading industry participants, including, among others, Abbott, AbbVie, Amgen, Bristol-Myers Squibb, Celgene, Gilead, Johnson & Johnson, Lilly, Merck, Pfizer, Novartis, Biogen, Roche/ Genentech and Vertex. For the years ended December 31, 2020 and 2019, Vertex, as the marketer and payor of our royalties on the cystic fibrosis franchise products, accounted for 27% and 17% of our current portion of Financial royalty assets, respectively.

We monitor the financial performance and creditworthiness of the counterparties to our royalty agreements so that we can properly assess and respond to changes in their credit profile. To date, we have not experienced any significant losses with respect to the collection of income or revenue on our royalty assets.

Recently adopted accounting standards

Recently adopted and issued accounting standards

Upon the January 1, 2020 adoption of ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), we recorded a cumulative adjustment to Retained earnings of $192.7 million to recognize an allowance for current expected credit losses on the portion of our portfolio of financial royalty assets that is subject to credit risk. Refer to Note 7––Cumulative Allowance for Changes in Expected Cash Flows from Financial Royalty Assets for additional discussion.

Recently adopted accounting standards

In May 2014, the Financial Accounting Standard Board (“FASB”) issued a new revenue standard under ASC Topic 606 (ASU 2014-09). ASU 2014-09 applies to all contracts with customers. Based on management’s assessment, income from financial royalty assets which are accounted for in accordance with ASC 310, Receivables, is not subject to the application of ASU 2014-09. As a result, management believes that financial royalty assets represent contractual rights and obligations that continue to be within the scope of Topic 310 and therefore specifically exempted from the new revenue standard. The provisions of ASU 2014-09 became effective for us on January 1, 2018, including interim reporting periods. Our revenues are primarily derived from intangible royalty assets, which fall under the sales-based royalties exception in the new standard. Therefore, we did not recognize any adjustment upon adoption of the new revenue standard.

In January 2016, the FASB issued revised guidance for the accounting and reporting of financial instruments (ASU 2016-01) and in 2018 issued related technical corrections (ASU 2018-03). The new guidance requires that equity investments with readily determinable fair values currently classified as available for sale be measured at fair value with changes in fair value recognized in net income. The new guidance also changed certain disclosure requirements. We adopted ASU 2016-01 as of January 1, 2018 using a modified retrospective approach. We recorded a cumulative-effect adjustment upon adoption that decreased retained earnings by $2.9 million as a result of accumulated other comprehensive income previously recognized on its available for sale equity securities. ASU 2018-03 was also adopted as of January 1, 2018 on a prospective basis and did not result in any additional impact upon adoption.

In August 2016, the FASB issued revised guidance which makes eight targeted changes to how royalty receipts and cash payments are presented and classified in the Statement of Cash Flows (ASU 2016-15). Among the updates, the standard allows companies to elect the “cumulative earnings” approach or the “nature-of-the-distribution” approach in distinguishing whether distributions received from equity method investees are returns of investment, which should be classified as cash flows from investing activities, and returns on investment, which should be classified as cash flows from operating activities. We made a policy election to use the “cumulative earnings” approach and adopted ASU 2016-15 for the year ended December 31, 2018.

In June 2016, the FASB issued a new accounting standard that amends the guidance for measuring and recording credit losses on financial assets measured at amortized cost by replacing the incurred-loss model with an expected-loss model (ASU 2016-13). Accordingly, these financial assets are presented at the net amount expected to be collected. This new standard also requires that credit losses related to available-for-sale debt securities be recorded as an allowance through net income rather than reducing the carrying amount under the current, other-than-temporary-impairment model. With certain exceptions, adjustments are applied using a modified-retrospective approach by reflecting adjustments through a cumulative-effect impact on retained earnings as of the beginning of the fiscal year of adoption. Upon the January 1, 2020 adoption of ASU 2016-13, we recorded a cumulative adjustment to Retained earnings of $192.7 million to recognize an allowance for current expected credit losses on our financial royalty assets.

In August 2018, the FASB issued a new accounting standard that eliminates, adds and modified certain disclosures requirements for fair value measurements under Topic 820 (ASU 2018-13). The ASU modifies the disclosures by removing the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of such transfers. The ASU expands the disclosure requirements for Level 3 fair value measurements, primarily focused on changes in unrealized gains and losses included in other comprehensive income/(loss). We adopted this standard as of January 1, 2020 with no material impact on our consolidated financial statements and accompanying notes.

Fair value measurements

The summary below presents information about our assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020, and the valuation techniques we utilized to determine such fair value.

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Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Our Level 1 assets consist of equity securities with readily determinable fair values and money market funds.

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Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly. Our Level 2 assets generally include marketable securities, warrants, derivatives and, historically, our interest rate swap contracts.

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Level 3: Prices or valuation that require inputs that are both significant to the fair value measurement and unobservable. Our Level 3 assets consist of our investments in the Series A Biohaven Preferred Shares, Series B Biohaven Preferred Shares and the Series B Forwards. See Note 5––Available for Sale Debt Securities for a description of our investments in the Series A Biohaven Preferred Shares, Series B Biohaven Preferred Shares and the Series B Forwards.

For financial instruments which are carried at fair value, the level in the fair value hierarchy is based on the lowest level of inputs that is significant to the fair value measurement in its entirety.

Fair value measurements

The summary below presents information about our assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and 2019, and the valuation techniques we utilized to determine such fair value.

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Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Our Level 1 assets consist of equity securities with readily determinable fair values and money market funds.

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Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly. Our Level 2 assets generally include marketable securities, warrants, derivatives and our interest rate swap contracts, which may be in an asset or liability position.

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Level 3: Prices or valuation that requires inputs that are both significant to the fair value measurement and unobservable. Our Level 3 assets consist of our investments in the Series A Biohaven Preferred Shares and the Series B Forwards and, historically, our investment in Tecfidera. See Note 5--Available for Sale Debt Securities for a description of our investments in the Biohaven Preferred Shares.

For financial instruments which are carried at fair value, the level in the fair value hierarchy is based on the lowest level of inputs that is significant to the fair value measurement in its entirety.

Segment information

Segment information

Our chief operating decision maker is our Chief Executive Officer who reviews financial information presented on a consolidated basis to allocate resources, evaluates financial performance and makes overall operating decisions. As such, we concluded that we operate as one single reportable segment, which is primarily focused on acquiring biopharmaceutical royalties.

Royalty assets

Royalty assets

An acquisition of a royalty asset provides the buyer with contractual rights to cash flows relating to royalties from the sales of patent-protected biopharmaceutical products. These acquisitions entitle us to receive a portion of income from the sale of patent-protected biopharmaceutical products by unrelated biopharmaceutical companies. For the majority of our royalties, our rights are protective in nature. In other words, we do not own the intellectual property and we do not have the right to commercialize the underlying products. These contractual cash flow rights have yield components that most closely resemble loans and are classified as financial royalty assets.

In the limited instances where we possess rights to exploit the underlying patents, rights to the intellectual property related to the biopharmaceutical products, or the ability to influence the amount or duration of future royalty payments, these royalties are classified as intangible assets.

Financial royalty assets, net

Financial royalty assets, net

Although a financial royalty asset does not have the contractual terms typical of a loan (such as contractual principal and interest), we analogize to the accounting guidance within Accounting Standards Codification 310 (“ASC”), Receivables, as it most closely aligns with the underlying economics of our financial royalty assets. Therefore, such financial royalty assets are classified similar to loans receivable and are measured at amortized cost using the prospective effective interest method described in ASC 835-30 Imputation of Interest.

The effective interest rate is calculated by forecasting the expected cash flows to be received over the life of the asset relative to the initial invested amount. The effective interest rate is reviewed and adjusted each reporting period as differences between expected cash flows and actual cash flows are realized and as there are changes to expected future cash flows. Income is calculated by multiplying the carrying value of the financial royalty asset by the effective interest rate. The carrying value of a financial royalty assets is made up of the opening balance, or net purchase price for a new financial royalty asset, which is increased by the interest income accrual and decreased by cash receipts in the period to arrive at the ending balance. If the ending balance is greater than the net present value of the expected future cash flows, a provision is recorded to reduce the asset balance to the net present value. The provision is recorded through the income statement as Provision for changes in expected future cash flows from financial royalty assets and the carrying value of Financial royalty assets, net is presented net of the cumulative allowance for changes in expected future cash flows.

The application of the prospective approach to measure financial royalty assets requires management’s judgment in forecasting the expected future cash flows of the underlying royalties.

The amounts and duration of forecasted expected future cash flows used to calculate and measure interest income are largely impacted by sell-side equity research analyst coverage, commercial performance of the product and royalty duration, each discussed in further detail below.

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Analyst coverage. Forecasts of expected future cash flows are developed from sales projections of the underlying biopharmaceutical products as published in sell-side equity research analyst reports. In projecting future cash flows, our policy is to derive annual sales projections for each financial royalty asset by applying the median growth rates calculated from consensus forecasts among sell-side equity research analysts currently reporting on a product to the corresponding periods for which we are entitled to royalties. Growth rates inherent in these forecasts are based on input from internal and external market research that analyzes factors such as growth in global economies, industry trends and product life cycles. When royalty-bearing biopharmaceutical products have no coverage, limited sell-side equity research analyst coverage or where sell-side equity research analyst estimates are not available for the full term of the royalty, particularly for the later years in a product’s life, management uses reasonable judgment to make assumptions about the growth or decline in the sales of these products based on historical data, market trends and management’s own expertise. Further, based on the level of detail in sell-side equity research analyst models, management can also be required to apply assumptions to the sales forecasts to estimate the quarterly and geographical allocation from annual sales projections and, for franchised products, to estimate the product mix and pricing mix, or to exclude from projections sales forecasts for unapproved products or indications. Our contractual royalty terms and rates are then applied to the adjusted sales projections to calculate the expected royalty payments over the term of the financial royalty asset’s life, forming the basis for our forecast of expected future cash flows used to calculate and measure interest income.

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Commercial performance. The approval of a product for use in new indications can extend the date through which we are entitled to royalties on that product. Likewise, for certain royalties, such as the cystic fibrosis franchise, we are entitled to royalties on approved combination products and may be entitled to royalties on future combination products, which, once approved, create new cash flow streams which were not initially contemplated and whose sales were previously not reflected in sales projections. We generally do not recognize income from, or forecast sales for, unapproved products or indications. If a product is removed from all or a portion of a market, subsequent sell-side equity research analysts’ forecasts will reflect the expected drop in sales. Both the new cash flow streams and the cessation of cash flow streams related to a product’s performance in the market can materially affect our forecast of expected future cash flows over the royalty term.

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Royalty duration. The duration of a royalty can be based on a number of factors, such as patent expiration dates, the number of years from first commercial sale, the first date of manufacture of the patent-protected product, the entry of generics or a contractual date arising from litigation, which are all impacted by the time in the product’s life cycle at which we acquire the royalty. Royalty duration varies by geography as United States, European Union and other jurisdictions may be subject to different country-specific patent protection terms or exclusivity based on contractual terms. Products may be covered by a number of patents and, for products whose royalty term is linked to the existence of valid patents, management is required to make judgments about the patent providing the strongest patent protection to align the period over which management forecasts expected future cash flows to the royalty term. It is common for the latest expiring patent in effect at the date we acquire a royalty asset to be extended, adjusted or replaced with newer dated patents subsequent to our acquisition of a royalty due to new information, resulting in changes to the royalty duration in later periods. Patents may expire earlier than expected at the time of the acquisition due to the loss of patent protection, loss of data exclusivity on intellectual property, contractual licensing terms limiting royalty payments based on time from product launch, due to recent legal developments or litigation outcomes. Macroeconomic factors, such as changes in economies or the competitive landscape, including the unexpected loss of exclusivity to the products underlying our portfolio of royalties, changes in government legislation, product life cycles, industry consolidations and other changes beyond our control could result in a positive or negative impact on our forecast of expected future cash flows.

As part of the preparation of the forecasted expected future cash flows, which relies on the sources and variables discussed above, management is required to make assumptions around the following forecast inputs: (1) product growth rates and sales trends in outer years, (2) the geographical allocation of annual sales data from sell-side equity research analysts’ models, (3) the product and pricing mix for franchised products, (4) the strength of patent protection, including anticipated entry of generics and (5) estimates of the duration of the royalty. The most sensitive of these assumptions relates to management’s estimate of the royalty duration in the final years of an asset’s life. In some cases, patent protection may extend to a later period than the expiration date management has estimated. Management may apply a shorter royalty term in this situation if, based on its experience and expertise, management believes that it is more likely that the associated patents are subject to opposition or infringement, that the market for a particular product may shift based on pipeline approvals and products, or that product sales may be harmed by competition from generics. For products providing perpetual royalties, management applies judgment in establishing the duration over which it forecasts expected future cash flows.

A shortened royalty term can result in a reduction in the effective interest rate, a decline in the carrying value of the financial royalty asset, a decline in income from financial royalty assets, significant reductions in royalty payments compared to expectations, or a permanent impairment. Additionally, royalty payments may occasionally continue beyond the estimated royalty expiration date for such reasons we cannot foresee such as excess inventory in the channel or additional scope of patent protection identified after expiry, including royalties we may become entitled to from new indications, new compounds, or for new regulatory jurisdictional approvals.

The current portion of Financial royalty assets, net represents an estimation for current quarter royalty receipts which are collected during the subsequent quarter and for which the estimates are derived from the latest external publicly available sell-side equity research analyst reports, reported in arrears.

Cumulative allowance and Provision for changes in expected cash flows from financial royalty assets

We evaluate financial royalty assets for impairment on an individual basis at each reporting date by comparing the effective interest rate to that of the prior period. If the current period effective interest rate is lower than the prior period, and if the gross cash flows have declined (expected and collected), management records a provision for the change in expected cash flows. The provision is measured as the difference between the financial royalty asset’s amortized cost basis and the net present value of the expected future cash flows, calculated based on the prior period’s effective interest rate. The amount recognized as provision expense increases the financial royalty asset’s cumulative allowance, which reduces the net carrying value of the financial royalty asset.

In a subsequent period, if there is an increase in expected future cash flows, or if actual cash flows are greater than cash flows previously expected, we reduce the previously established cumulative allowance for the increase in the present value of cash flows expected to be collected, resulting in a non-cash credit to the provision line on the income statement. Management also recalculates the amount of accretable yield to be received based on the revised remaining future cash flows. The adjustment to the accretable yield is treated as a change in estimate and is recognized prospectively over the remaining life of the financial royalty asset by adjusting the effective interest rate used to calculate income.

Movements in the cumulative allowance for changes in expected future cash flows, which forms part of the Financial royalty assets, net line item on the consolidated balance sheet, are accompanied by corresponding changes to the provision. Amounts not expected to be collected are written off against the allowance at the time that such a determination is made. Recoveries of previously written-off amounts are credited to the allowance. In some cases, when a financial royalty asset’s contractual cash flows expire, the final royalty payment may differ from the remaining net carrying value. We account for this non-cash true-up at the end of the royalty term as either Provision for changes in expected cash flows from financial royalty assets or as Income from financial royalty assets on the consolidated statements of comprehensive income.

Income from financial royalty assets

We recognize income from financial royalty assets when there is a reasonable expectation about the timing and amount of cash flows expected to be collected. The accretable yield is recognized as income at the effective rate of return over the expected life of financial royalty assets. After acquisition, if we are not able to reliably estimate expected cash flows for a product or if we have not completed the required funding obligations payable over time for an approved product, a financial royalty asset is placed in non-accrual status (e.g., for royalties from products that have not yet received FDA approval or for accelerated royalties). Such financial royalty assets are held at cost and no income is recognized until the reasonable expectation of the timing of the future cash flows to be collected is available or until funding obligations payable over time for an approved product are complete. We evaluate such financial royalty assets held at cost for impairment based on, among other factors, a review of development progress, clinical trial results, and publicly available information around regulatory discussions and approval status. An impairment loss is recognized if, based on current information and events, it is probable that we will be unable to collect amounts due according to the contractual terms of the financial royalty asset, and the amount of loss can be reasonably estimated.

When royalties continue to be collected for financial royalty assets that have been fully amortized, such income is recognized as Other royalty income.

Allowance for current expected credit losses

Allowance for current expected credit losses

On January 1, 2020, we adopted ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which requires earlier recognition of credit losses. We now recognize an allowance for current expected credit losses on our portfolio of financial royalty assets. The credit loss allowance is estimated using the probability of default and loss given default method. The credit rating, which is primarily based on publicly available data and updated quarterly, is the primary credit quality indicator used to determine the probability of default of the marketers responsible for paying our royalties and the resulting loss given default. The allowance for current expected credit losses is presented net within the non-current portion of Financial royalty assets, net on the consolidated balance sheets. Any subsequent routine movement in the allowance for credit losses is recorded as part of the Provision for changes in expected future cash flows from financial royalty assets on the consolidated statements of comprehensive income.

Refer to Note 7-Cumulative Allowance and the Provision for Changes in Expected Cash Flows from Financial Royalty Assets for further information.

Intangible royalty assets, net

Intangible royalty assets, net

Currently, our only intangible royalty assets are the Januvia and Janumet (“DPP-IV”) patents. The DPP-IV patents are finite-life intangible royalty assets whose cost is amortized using the straight-line method over the expected lives of the patents, which terminate at various dates until 2022. The amortization period commenced concurrent with the sale of the product underlying the royalty asset.

Management reviews the performance of intangible royalty assets periodically for impairment as required by ASC 360-10, Property, Plant, and Equipment—Overall. The test for recoverability is performed by comparing the carrying value of the intangible royalty asset with the estimated future undiscounted cash flows generated through royalty payments from sales of the underlying DPP-IV products. When evaluating indicators of impairment, we consider factors such as competitive environment and the product’s life cycle stage, recent and prospective sales trends, collectability concerns, and any potential rebate chargebacks that may occur at the end of a royalty’s term. An impairment loss is recognized if the carrying value of the intangible royalty asset is not recoverable and its carrying amount exceeds its fair value.

Revenue from intangible royalty assets and Accrued royalty receivable

Revenue from intangible royalty assets and Accrued royalty receivable

We earn royalties on sales by our licensees of DPP-IV products covered under patents that we own. We do not have future performance obligations under these license arrangements. Royalty revenue on DPP-IV products is recognized in the period the product is sold. However, under the license agreements, licensees generally provide royalty reports and payments on a one quarter lag. Thus, the accrued royalty receivable is based on an analysis of historical royalties received and sell-side equity research analysts’ projected sales, adjusted for any changes in estimates. Royalty-bearing sales are net of certain rebates and other discounts, as permitted under the terms of the license agreements. Because rebates are generally invoiced and paid in arrears by the marketer, royalty reports often reflect deductions in current periods for rebates related to prior periods which we do not have the ability to estimate.

Critical estimates that could cause a change in estimated future cash flows include changes in product demand and market growth assumptions, a change in the pricing strategy of the marketer or reimbursement coverage, and changes in country-specific contractual or patent expiry dates. Actual royalty receipts may differ from estimates and any differences between actual and estimated royalty revenues are adjusted for in the period in which they become known, typically on the basis of royalty receipts.

Milestone payments

Certain acquisition agreements provide for future contingent payments based on the financial performance of the related biopharmaceutical product generally over a multi-year period. For purposes of measuring income from financial royalty assets, milestones payable or receivable are reflected in the cash flows used to forecast expected future cash flows in the period in which the milestone criteria is projected to be satisfied based on sell-side equity research analysts’ consensus forecasts. Milestones based on regulatory approval are not reflected in the expected future cash flows until such approval is achieved.

Amounts related to contingent milestone payments are not considered contractual obligations as they are contingent on the successful completion of the defined milestones. Payments under these agreements generally become due and payable upon achievement of certain commercial milestones, and when the contingency is resolved.

Financial instruments

Financial instruments

Certain financial instruments reflected in the consolidated balance sheets, (e.g., cash and cash equivalents, certain other assets, accounts payable and certain other liabilities) are recorded at cost, which approximates fair value due to their short-term nature. The fair values of financial instruments other than Financial royalty assets, net are determined through a combination of management estimates and information obtained from third parties using the latest market data. The fair value of financial instruments is determined utilizing the valuation techniques appropriate to the type of instrument as discussed in Note 3-Fair Value Measurements and Financial Instruments.

Cash and cash equivalents and Marketable securities

Cash and cash equivalents and Marketable securities

Cash and cash equivalents include cash held at banks and all highly liquid financial instruments with original maturities of 90 days or less. We invest excess cash in marketable debt securities that are classified as trading securities and reported at fair value.

Equity securities and Available for sale debt securities

Equity securities and Available for sale debt securities

Our equity securities are measured and recorded at fair value with unrealized gains and losses recorded in earnings. Our equity securities represent investments in publicly traded equity securities. Available for sale debt securities, including our investment in the Biohaven Series A Preferred Shares, are measured at fair value and unrealized gains and losses are included in accumulated other comprehensive income/(loss) (“AOCI”). Unrealized gains and losses are reclassified to earnings as interest income is recognized. Interest income is recognized when we can reliably estimate forecasted cash flows.

A decline in the market value of any available for sale debt security below its cost that is deemed to have resulted from a credit loss results in a reduction in carrying amount to fair value and is recognized in earnings. The determination of whether a decline in fair value below the amortized cost basis for an available for sale debt security has resulted from a credit loss requires significant judgment and requires consolidation of available quantitative and qualitative evidence in evaluating the potential impairment. Factors evaluated to determine whether a decline in the fair value below the amortized cost basis has resulted from a credit loss include: the extent to which fair value is less than the amortized cost basis, adverse conditions related to the security, an industry, or geographic area, the payment structure of the security, failure of the issuer to make scheduled payments, any changes to the rating of the security by a rating agency, the remaining payment terms of the security, prepayment speeds, the financial condition of the issuer expected defaults, our intent not to sell, and an evaluation as to whether it is more likely than not that we will have to sell before recovery of the cost basis. Assumptions associated with these factors are subject to future market and economic conditions, which could differ from management’s assessment.

We may elect to apply the fair value option for certain investments in debt securities where the fair value option better aligns with the economics of such investment. Upon such election, the entire investment is measured at fair value on a recurring basis, with movements in fair value recognized in earnings.

Equity securities and Available for sale debt securities

Equity securities and Available for sale debt securities

Our equity securities are measured and recorded at fair value with unrealized gains and losses recorded in earnings. Our equity securities represent investments in publicly traded equity securities. Available for sale debt securities, including our investment in the Biohaven Series A Preferred Shares, are measured at fair value and unrealized gains and losses are included in accumulated other comprehensive income/(loss) (“AOCI”). Unrealized gains and losses are reclassified to earnings as interest income is recognized. Interest income is recognized when we can reliably estimate forecasted cash flows.

A decline in the market value of any available for sale debt security below its cost that is deemed to have resulted from a credit loss results in a reduction in carrying amount to fair value and is recognized in earnings. The determination of whether a decline in fair value below the amortized cost basis for an available for sale debt security has resulted from a credit loss requires significant judgment and requires consolidation of available quantitative and qualitative evidence in evaluating the potential impairment. Factors evaluated to determine whether a decline in the fair value below the amortized cost basis has resulted from a credit loss include: the extent to which fair value is less than the amortized cost basis, adverse conditions related to the security, an industry, or geographic area, the payment structure of the security, failure of the issuer to make scheduled payments, any changes to the rating of the security by a rating agency, the remaining payment terms of the security, prepayment speeds, the financial condition of the issuer expected defaults, our intent not to sell, and an evaluation as to whether it is more likely than not that we will have to sell before recovery of the cost basis. Assumptions associated with these factors are subject to future market and economic conditions, which could differ from management’s assessment.

We may elect to apply the fair value option for certain investments in debt securities where the fair value option better aligns with the economics of such investment. Upon such election, the entire investment is measured at fair value on a recurring basis, with movements in fair value recognized in earnings.

Derivatives

Derivatives

All derivatives are measured at fair value on the consolidated balance sheets with movements in fair value recognized in earnings. Prior to 2017, RPIFT applied hedge accounting to its interest rate swap agreements.

Upon the discontinuation of hedge accounting, the AOCI previously recorded on the cash flow hedges was reversed out of other comprehensive income in line with terms of the associated swap contract until the termination of all of our interest rate swaps in February 2020. This reclassification adjustment is shown on the consolidated statements of comprehensive income as part of Unrealized gain/(loss) on derivative financial instruments.

Investment in non-consolidated affiliates

Investment in non-consolidated affiliates

Investments in entities that provide us with the ability to exercise significant influence, but not a controlling financial interest, and where we are not the primary beneficiary are accounted for under the equity method. Investments accounted for under the equity method are initially recorded at cost. Subsequently, we recognize through earnings our proportionate share of the investee’s net income or loss, net of any adjustment to reflect the amortization of basis differences. We generally record our share of the results of these entities one quarter in arrears within Equity in (earnings)/loss of non-consolidated affiliates in the consolidated statements of comprehensive income. The investment is reflected as Investments in non-consolidated affiliates on the consolidated balance sheet.

We have variable interests in entities formed for the purposes of entering into co-development arrangements for potential biopharmaceutical products (the “Avillion entities”). The Avillion entities are variable interest entities for which we are not the primary beneficiary as we do not have the power to direct the activities that most significantly influence the economic performance of the entity. In determining whether we are the primary beneficiary of an entity, management applies a qualitative approach that determines whether it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant. Management continuously assesses whether we are the primary beneficiary of a variable interest entity as changes to existing relationships or future transactions may result in the consolidation or deconsolidation of one or more of its investees.

When we have committed to provide further support to the investee through capital call commitments and the investment has been reduced to zero, we provide for additional losses, resulting in a negative equity method investment, which is presented as a liability on the consolidated balance sheets.

Research and development funding expense

Research and development funding expense

We enter into transactions where we agree to fund a portion of the research and development (“R&D”) for products undergoing late-stage clinical trials in exchange for future royalties if the products are successfully developed and commercialized. In accordance with ASC 730 Research and Development, we account for the funded amounts as R&D expense when we have the ability to obtain the results of the R&D, the transfer of financial risk is genuine and substantive and, at the time of entering into the transaction, it is not yet probable that the product will receive regulatory approval.

Royalty payments owed to the Company on successfully commercialized products generated from R&D agreements are recognized as Other royalty income in the same period in which the sale of the product occurs. Fixed or milestone payments receivable based on the achievement of contractual criteria (i.e., typically the achievement of agreed upon sales thresholds) for products arising out of our R&D arrangements are also recognized as Other royalty income in the period that the commercial sales threshold is met. Milestone thresholds are typically not triggered until after all funding obligations have been completed and we have no further performance obligations.

Income taxes

Income taxes

We periodically assess if our activities, as conducted through our subsidiaries, and as currently contemplated, constitute being engaged in the conduct of a trade or business within the United States. Neither the U.S. Internal Revenue Code (“the Code”) nor the applicable Treasury regulations provide a general definition of what constitutes being engaged in the conduct of a trade or business within the United States, and the limited case law on the subject does not provide definitive guidance. Based on our periodic assessment, we believe that we are not engaged in the conduct of a trade or business within the United States, and as such, we do not record a provision for U. S. federal income tax for the years presented in the consolidated financial statements.

While we believe we are not engaged in the conduct of a trade or business within the United States or subject to U.S. taxation in that regard, we are subject to U. S. federal withholding tax on certain fixed or determinable annual or periodical gains, profits and income, such as royalties from sources within the United States, unless reduced or eliminated under an applicable tax treaty or provision of the Code. Generally, this tax is imposed by withholding 30% of the payments, or deemed payments, that are subject to this tax. We believe our subsidiaries are eligible for benefits under the U.S.-Ireland income tax treaty, and, under that treaty, are not subject to any U.S. withholding taxes on U.S.-source royalty payments.

Consequently, because we believe that we are not engaged in the conduct of a trade or business within the United States and our subsidiaries are eligible for benefits under the U.S.-Ireland tax treaty, we do not record a provision for income taxes.

We operate so as to be treated solely as resident in the U.K. for tax purposes. As a U.K. tax resident company, we are subject to U.K. corporation tax on our worldwide taxable profits and gains. U.K. tax resident companies are subject to U.K. corporation tax on receipt of dividends or other income distributions in respect of shares held by them, unless those dividends or other distributions fall within an exempt class. We believe that dividends received by us from RP Holdings, and dividends received by RP Holdings from RPI, should fall within such an exempt class and therefore should not be subject to U.K. corporation tax. As such, we do not record a provision for U.K. income taxes with respect to the dividends received from RP Holdings or with respect to the dividends received by RP Holdings from RPI.

We are also subject to the U.K.’s “controlled foreign companies” rules (the “U.K. CFC Rules”). The U.K. CFC Rules, broadly, can impose a charge to U.K. tax on U.K. tax resident companies that have, alone or together with certain other persons, interests in a non-U.K. tax resident company (the “Controlled Foreign Company”) which is controlled by a U.K. person or persons. The charge under the U.K. CFC Rules applies by reference to certain types of chargeable profit arising to the Controlled Foreign Company, whether or not that profit is distributed, subject to specific exemptions. Certain non-U.K. entities in which we hold a greater than 25% interest, including RPI (which is Irish tax resident) and Old RPI (which is Irish tax resident and which is held indirectly by us through our participation in RP Holdings), will be Controlled Foreign Companies for U.K. tax purposes. We are therefore required to apply the CFC Rules in respect of our direct and indirect interests in these entities on an ongoing basis. We do not expect material U.K. corporation tax charges to arise under the U.K. CFC Rules in respect of our royalty assets and we therefore do not record a provision for U.K. income taxes.

Earnings per share

Earnings per share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to us by the weighted average number of Class A ordinary shares outstanding during the period. Diluted EPS is computed by dividing net income attributable to us, including the impact of potentially dilutive securities, by the weighted average number of Class A ordinary shares outstanding during the period, including the number of Class A ordinary shares that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include the outstanding Class B ordinary shares and restricted share units (“RSUs”) issued under our 2020 Independent Director Equity Incentive Plan (“Equity Incentive Plan”). We use the “if-converted” method to determine the potentially dilutive effect of Class B ordinary shares, and the treasury stock method to determine the potentially dilutive effect of the unvested RSUs.

There were no Class A ordinary shares or Class B ordinary shares outstanding prior to June 16, 2020; therefore, no earnings per share information has been presented for any period prior to that date.